STAGECOACH FUNDS, INC.

                                 Small Cap Fund

                Class A, Class B, Class C and Institutional Class

                     Supplement dated August 19, 1999 to the
                         Prospectuses dated May 1, 1999
                                       and
                     Supplement dated August 19, 1999 to the
                     Statement of Additional Information for
                Class A, Class B, Class C and Institutional Class
                                dated May 1, 1999



        Effective August 2, 1999, Chris Greene replaces Kenneth Lee as a portfolio manager for the day-to-day management of the Small Cap Fund. Mr. Greene joined Wells Fargo Bank, N.A./Wells Capital Management Incorporated ("Wells Fargo/WCM") in 1997, as a portfolio co-manager for the Strategic Growth Fund and an analyst for the firm's small cap equity team. From 1993 to 1996, Mr. Greene provided fundamental security analysis for Hambrecht & Quist, an investment banking firm focusing on growth companies. Mr. Greene has over seven years of investment experience and over two years of equity investment management experience.

                                 August 19, 1999


                                                    Writer's Direct Dial Number
                                                         (202) 887-1537
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Funds, Inc.
                     Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R.
230.497(e), we are transmitting herewith for filing a supplement dated August 19, 1999 to the Prospectuses dated May 1, 1999 and the Statement of Additional Information dated May 1, 1999 for the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the "Fund").

        This supplement is being filed to disclose a portfolio manager change for the Fund.

        If you have any questions, please contact the undersigned at the number indicated above.

                                                             Very truly yours,

                                                             /s/ Janis E. Fonda

                                 Janis E. Fonda